NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2020	Jan. 13, 2020	Dec. 26, 2020	Dec. 17, 2020	Nov. 20, 2020	Oct. 30, 2020	Sep. 16, 2020	Mar. 27, 2020	Jan. 30, 2020	Mar. 22, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Sep. 28, 2020	Sep. 14, 2020	Jul. 02, 2020	Dec. 10, 2019	Nov. 27, 2019	Jul. 12, 2019	Jun. 29, 2019	Dec. 05, 2018	Oct. 03, 2018	Sep. 27, 2018
Amendment fee													$ 834,000
Warrants issued						77,052,790	30,000,000
Principal term Loan						$ 7,705,279	$ 3,000,000								$ 4,393,342	$ 3,000,000		$ 77,675,000
Accured interest															405,000
Loss on extinguishment of debt								$ 10,706,883							456,830
Increase in additional paid in capital			$ 840,119,302				$ 405,480				$ 840,119,302		$ 840,119,302		$ 791,172,612							$ 613,356,006
Warrants adjusted price							$ 0.17
Warrants exercise price						$ 0.20	$ 0.20						$ 0.60
Warrants exercisable, issued													20,227,863
Warrants exercisable, per share													$ 0.34
Existing warrants, cancelled													20,227,863
Maturity Date						Sep. 14, 2025	Sep. 16, 2025						Dec. 31, 2022
Fair value of warrant issued			650,933
Additional debt discount		$ 5,331,969					$ 542,986						$ 906,436
Fair value of the warrants in equity			$ 172,153								172,153		172,153
Issuance of subordinate voting shares, shares															6,801,790
Issuance of subordinate voting shares, amount															$ 5,255,172
Extension fees											$ 250,336	$ 643,737	$ 603,823	$ 638,352
Purchase price per share										$ 3.72							$ 0.20		$ 0.43				$ 5.28		$ 5.28
Description of cancellation of warrant								Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date		All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Convertible Debt [Member]
Warrants exercise price							$ 0.21
Warrants exercisable, issued							3,293,413
Proceeds convertible debenture							$ 10,000,000
Interest rate							7.50%
Additional tranches amount							$ 1,000,000
Maximum tranche amount							$ 10,000,000
Interest paid							7.50%
Conversion of debt Amount							$ 1,000,000
Conversion price							$ 0.17
Voting share, greater than							$ 0.25
Tranche 5 [Member]
Warrants issued						77,052,790	5,700,000
Increase in funds under facility							$ 12,000,000
Description							The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied
Rate of Interest							18.00%
Tranche 4 [Member]
Warrants exercise price				$ 0.18
Warrants exercisable, issued				3,597,100
Debt conversion price				$ 0.15
Unsecured convertible debt				$ 1,000,000
Tranche 3 [Member]
Warrants exercise price					$ 0.17
Warrants exercisable, issued					3,592,425
Purchase price per share										$ 372										$ 1.01	$ 316
Debt conversion price					$ 0.15
Unsecured convertible debt					$ 1,000,000
Tranche 2 [Member]
Warrants exercise price							$ 0.17
Warrants exercisable, issued							3,777,475
Purchase price per share										$ 3.72											$ 3.16
Debt conversion price																$ 0.15
Unsecured convertible debt																$ 1,000,000
Hankey Capital [Member]
Principal term Loan		$ 77,675,000																$ 77,675,000						$ 77,675,000
Description		Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC.											Shall accrue monthly to the outstanding principal as payment-in-kind effective March 1, 2020 through July 2, 2021. Thereafter until maturity on January 31, 2022, one-half of the interest (7.75% per annum) shall be payable monthly in cash and one-half of the interest (7.75% per annum) shall be paid-in-kind.
Rate of Interest		15.50%																15.50%						7.50%
Prepayment penalty, percentage																								1.00%
Description of cancellation of warrant		Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022
October 1, 2018 [Member] | Hankey Capital [Member]
Senior secured term loan facility															$ 73,275,000
MM CAN USA [Member] | October 1, 2018 [Member]
Issuance of subordinate voting shares, shares															8,105,642
Purchase price per share															$ 4.97
Additional warrants issued															511,628
Purchase price per share of additional warrant															$ 4.73
Kannaboost Technology Inc. [Member]
Loss on extinguishment of debt									$ 571,897
Extension fees									$ 500,000
Rate of interest	9.00%
Debt amendment description									Company amended the secured promissory note issued in connection with the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) wherein the principal amount was amended from $12,000,000 to $13,000,000 and the maturity date was extended to April 8, 2020. On February 10, 2020
Stable Road Capital [Member] | MM CAN USA [Member]
Issuance of subordinate voting shares, shares															8,105,642
Purchase price per share															$ 4.97
Additional warrants issued															511,628
Purchase price per share of additional warrant															$ 4.73